Significant Accounting Policies - Short-term bank Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term bank loans	$ 89,309	$ 33,152
Minimum
Interest rate for the outstanding short-term bank loans (as a percent)	3.60%	3.60%
Maximum
Interest rate for the outstanding short-term bank loans (as a percent)	4.60%	4.60%